Other liabilities (Detail Textuals 1) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) years	Dec. 31, 2016 USD ($) years	Dec. 31, 2015 USD ($) years
Disclosure of subsidiaries [line items]
Remeasurement of defined benefit obligation	$ 18	$ (307)	$ 334
Remeasurement of defined benefit obligation before taxes	26	403	475
Taxes relating to remeasurement of defined benefit obligation	$ 8	$ 96	$ 141
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Annual discount rate	1.30%	1.31%	2.03%
Annual turnover rate	1.50%	1.50%	1.75%
Annual employee termination benefit increase rate	2.63%	2.63%	2.81%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Annual discount rate	4.02%	4.14%	4.36%
Annual turnover rate	11.10%	11.51%	13.49%
Annual employee termination benefit | years	6.61	5.63	5.01
Annual employee future wage increase	1.50%	3.00%	3.00%